CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥)	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 shares
Accounts receivable, allowance | ¥	¥ 32,298		¥ 19,468		¥ 14,731
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001
Ordinary shares, shares authorized (in shares)						3,000,000,000	500,000,000
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	2,900,000,000		2,900,000,000			2,900,000,000
Ordinary shares, shares issued (in shares)	340,316,306		319,677,037
Ordinary shares, shares outstanding (in shares)	339,104,792		319,677,037
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	100,000,000		100,000,000			100,000,000
Ordinary shares, shares issued (in shares)	73,680,917		73,680,917
Ordinary shares, shares outstanding (in shares)	73,680,917		73,680,917